SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Condensed Consolidated Interim Statements of Operations
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Silver	$-	$1,892	$15	$4,744
Copper	-	2,676	9	6,479
Gold	-	1,484	5	3,738
Penalties, treatment costs and refining charges	-	(1,212)	-	(3,005)
Total revenue from mining operations	$-	$4,840	$29	$11,956

Schedule of revenues from customers
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Customer #1	$-	$4,915	$29	$8,884
Customer #2	-	-	-	(18)
Customer #3	-	-	-	-
Customer #4	-	225	-	225
Customer #5	-	(300)	-	2,865
Customer #6	-	-	-	-
Total revenue from mining operations	$-	$4,840	$29	$11,956

Schedule of Geographical Information of company's non-current assets
	June 30, 2021	December 31, 2020
Exploration and evaluation assets - Mexico	$10,661	$10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$10,662	$10,052

	June 30, 2021	December 31, 2020
Plant, equipment, and mining properties - Mexico	$33,781	$34,475
Plant, equipment, and mining properties - Canada	339	371
Total plant, equipment, and mining properties	$34,120	$34,846